Expense by Nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of Expenses by Nature

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 10.1)	11,316,549	7,700,664	6,471,149
Loan origination and servicing expenses	3,218,379	2,324,484	1,451,324
Outsourcing service expenses	1,099,267	932,223	734,668
Depreciation of right-of-use assets (Note 26)	427,358	283,645	209,151
Taxes and surcharges	325,539	208,258	237,039
Depreciation of property and equipment (Note 24)	185,222	104,439	49,831
Audit fees	47,521	68,301	158,861
Amortization of intangible assets (Note 25)	11,022	39,766	14,608
Others	3,206,198	1,979,948	1,459,535

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	19,837,055	13,641,728	10,786,166

Summary of Sales and Marketing Expenses

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Sales and marketing expenses
Borrower acquisition expenses	5,030,841	2,745,576	1,504,678
General sales and marketing expenses	4,398,677	2,626,038	2,530,947
Investor acquisition and retention expenses	24,035	34,757	—
Referral expenses from platform service	435,122	—	—

	9,888,675	5,406,371	4,035,625

Summary of Employee Benefit Expenses

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	7,089,254	4,848,665	4,238,731
Other social security costs, housing benefits and other employee benefits	3,034,815	2,108,047	1,457,999
Pension costs - defined contribution plans	1,228,684	762,071	774,045
Share-based payment	(36,204)	(18,119)	374

	11,316,549	7,700,664	6,471,149

Summary of Detailed Information About Highest Paid Individuals	The emoluments payable to the remaining three, three and four individuals during the years ended December 31, 2023, 2024 and 2025, respectively, are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	9,114	14,070	18,321
Other social security costs, housing benefits and other employee benefits	2,717	1,533	2,882
Pension costs - defined contribution plans	157	195	242

	11,988	15,798	21,445

Summary of Detailed Information About Emoluments Bands Of Highest Paid Individuals Explanatory
The emoluments fell within the following bands:

	For the year ended December 31,
	2023	2024	2025
Emolument bands
HKD2,500,001 to HKD3,000,000	1	—	—
HKD3,000,001 to HKD3,500,000	—	—	—
HKD3,500,001 to HKD4,000,000	1	—	—
HKD4,000,001 to HKD4,500,000	1	1	1
HKD4,500,001 to HKD5,000,000	—	1	1
HKD5,000,001 to HKD5,500,000	—	—	—
HKD5,500,001 to HKD6,000,000	—	1	—
HKD6,000,001 to HKD6,500,000	—	—	1
HKD6,500,001 to HKD7,000,000	—	—	—
HKD7,000,001 to HKD7,500,000	—	—	—
HKD7,500,001 to HKD8,000,000	—	—	—
HKD8,000,001 to HKD8,500,000	—	—	1

	3	3	4